Basis of presentation - Basis of consolidation (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CLF AZ, Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
CLF NY, Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Curaleaf CA, Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Curaleaf KY, Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Curaleaf Massachusetts, Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Curaleaf MD, LLC
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Curaleaf OGT, Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Curaleaf PA, LLC
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Curaleaf, Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Focused Investment Partners, LLC
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
CLF Maine, Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
PalliaTech RI, LLC
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
PalliaTech CT, Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
PalliaTech OR, LLC (formerly Groen)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
PalliaTech Florida, Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
PalliaTech Florida, LLC
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	77.20%
Curaleaf Florida, LLC
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	70.00%
CLF MD Processing, LLC
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
PT Nevada, Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
CLF Sapphire Holdings, Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Curaleaf NJ II, Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Focused Employer, Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
GR Companies, Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%